Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts payable	$ 155,260	$ 30,625	$ 502
Accrued expenses	160,469	66,931	8,996
Accrued interest	33,179	8,348
Accounts payable and accrued liabilities	$ 348,908	$ 105,904	$ 9,498